Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents as reported in the consolidated statement of cash flows are presented on the consolidated balance sheet as follows:

	As of December 31,	As of December 31,
(In thousands)	2024	2025
Cash and cash equivalents	30,057	32,831

Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives	Estimated useful lives are as follows:
Categories	Estimated useful lives
Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Schedule of Amortization of Finite-Lived Intangible Assets over the Estimated Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Categories	Estimated useful lives
Trademarks	10 years
Software	10 years
Licensed copyrights	10 years